Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Total accumulated other comprehensive income	₩ 50,158	₩ 30,985	₩ (1,432)	₩ (1,432)
Changes in investments in associates and joint ventures [member]
Total accumulated other comprehensive income	(871)	(735)		(10,883)
Loss on derivatives valuation [member]
Total accumulated other comprehensive income	(30,474)	(3,463)		(34,309)
Gain on valuation of financial assets at fair value through other comprehensive income [member]
Total accumulated other comprehensive income	96,704	52,673
Gain of valuation on available for sale [member]
Total accumulated other comprehensive income		52,673		54,106
Exchange differences on translation for foreign operations [member]
Total accumulated other comprehensive income	₩ (15,201)	₩ (17,490)		₩ (10,346)